Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepayments and Other Receivables.
Prepayments	€ 3,383	€ 1,526
Other receivables	379	340
Total Prepayments and Other Receivables	€ 3,762	€ 1,866